Shareholders’ Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Shareholders’ Deficit [Abstract]
Schedule of Warrants Outstanding	Below is a table summarizing the changes in warrants outstanding during the six months ended June 30, 2024:
	Warrants	Weighted- Average Exercise Price
Outstanding at December 31, 2023	10,441	$285.01
Granted	251,882	1.21
Exercised/settled	(174,126)	(0.13)
Outstanding at June 30, 2024	88,197	$55.29
Exercisable at June 30, 2024	80,476	$57.21

Schedule of Warrants Outstanding	Below is a table summarizing the changes in warrants outstanding during the years ended December 31, 2023 and 2022:
	Warrants	Weighted- Average Exercise Price
Outstanding as of December 31, 2021	1,012	$12,376.00
Granted(1)	1,522	6,825.00
Exercised	(162)	(7,254.00)
Outstanding as of December 31, 2022	2,372	5,381.74
Granted	15,363	514.80
Exercised	(7,294)	(226.59)
Outstanding as of December 31, 2023	10,441	$440.64
Exercisable as of December 31, 2023	10,127	$285.01
(1)	Includes the issuance of warrants for the purchase of 228 common shares and an increase of 1,294 common shares underlying warrants pursuant to the adjustments described above.